Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2024

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.6%
	Senior Secured Floating Rate Loan Interests — 1.6% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
156,807	First Brands Group LLC, First Lien 2021 Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	$ 157,238
	Total Auto Parts & Equipment	$157,238
	Building & Construction Products — 0.1%
25,000(b)	MIWD Holdco II LLC, Term Loan, 3/20/31	$ 25,148
	Total Building & Construction Products	$25,148
	Electric-Generation — 0.2%
53,811	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	$ 54,080
	Total Electric-Generation	$54,080
	Metal Processors & Fabrication — 0.2%
60,465	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 60,313
	Total Metal Processors & Fabrication	$60,313
	Physical Practice Management — 0.5%
132,306	Team Health Holdings, Inc., Extended Term Loan, 10.563% (Term SOFR + 525 bps), 3/2/27	$ 117,753
	Total Physical Practice Management	$117,753
	Total Senior Secured Floating Rate Loan Interests (Cost $415,795)	$414,532

Shares
	Common Stock — 0.3% of Net Assets
	Passenger Airlines — 0.3%
6,730	Grupo Aeromexico SAB de CV	$ 93,717
	Total Passenger Airlines	$93,717
	Total Common Stock (Cost $98,642)	$93,717

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.4% of Net Assets
99,522(a)	Med Trust, Series 2021-MDLN, Class G, 10.689% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	$ 99,336
	Total Commercial Mortgage-Backed Security (Cost $99,522)	$99,336

	Convertible Corporate Bonds — 2.4% of Net Assets
	Biotechnology — 0.2%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 58,905
	Total Biotechnology	$58,905
	Energy-Alternate Sources — 0.3%
94,000(c)	Enphase Energy, Inc., 3/1/28	$ 80,661
	Total Energy-Alternate Sources	$80,661
	Entertainment — 0.9%
142,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 122,475
127,000	IMAX Corp., 0.50%, 4/1/26	117,958
	Total Entertainment	$240,433

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.2%
64,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 46,560
	Total Pharmaceuticals	$46,560
	Software — 0.8%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 73,540
60,000	Jamf Holding Corp., 0.125%, 9/1/26	53,514
105,000	Verint Systems, Inc., 0.25%, 4/15/26	98,438
	Total Software	$225,492
	Total Convertible Corporate Bonds (Cost $708,685)	$652,051

	Corporate Bonds — 87.2% of Net Assets
	Advertising — 2.4%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 152,176
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	63,419
20,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31 (144A)	20,948
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	209,773
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	193,160
	Total Advertising	$639,476
	Aerospace & Defense — 0.3%
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 70,901
	Total Aerospace & Defense	$70,901
	Airlines — 1.7%
30,275	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 27,850
52,500	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	52,142
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	54,063
81,316(a)	Gol Finance S.A., 15.827% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	87,306
201,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	169,930
75,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	63,773
	Total Airlines	$455,064
	Auto Manufacturers — 1.6%
55,000	Ford Motor Co., 6.10%, 8/19/32	$ 55,732
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	293,194
80,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	82,691
	Total Auto Manufacturers	$431,617
	Auto Parts & Equipment — 0.5%
130,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 137,181
	Total Auto Parts & Equipment	$137,181
	Banks — 0.7%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 14,554
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	164,968
	Total Banks	$179,522
	Building Materials — 2.7%
133,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 142,796
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	147,984
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	215,723
90,000	Knife River Corp., 7.75%, 5/1/31 (144A)	94,216

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
55,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 55,188
61,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	56,139
	Total Building Materials	$712,046
	Chemicals — 4.6%
304,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 301,800
80,000	NOVA Chemicals Corp., 8.50%, 11/15/28 (144A)	85,149
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	303,587
189,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	196,053
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	179,874
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	49,590
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	113,911
	Total Chemicals	$1,229,964
	Commercial Services — 5.7%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 215,646
140,000	Brink's Co., 5.50%, 7/15/25 (144A)	139,359
55,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	57,620
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	82,039
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	206,496
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	118,197
169,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	159,891
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	119,650
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	146,937
280,000	Sotheby's, 7.375%, 10/15/27 (144A)	260,703
	Total Commercial Services	$1,506,538
	Computers — 0.7%
90,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	$ 83,895
57,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	52,865
45,000	NCR Voyix Corp., 5.25%, 10/1/30 (144A)	40,715
	Total Computers	$177,475
	Distribution/Wholesale — 0.8%
105,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 104,520
105,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	110,093
	Total Distribution/Wholesale	$214,613
	Diversified Financial Services — 5.0%
20,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	$ 20,469
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,438
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	156,187
186,578(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	177,460
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	117,947
175,000	OneMain Finance Corp., 3.50%, 1/15/27	162,453
45,000	OneMain Finance Corp., 7.875%, 3/15/30	46,421
90,000	OneMain Finance Corp., 9.00%, 1/15/29	95,500
30,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	30,826
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	227,303
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	102,146
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	165,286
	Total Diversified Financial Services	$1,327,436

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Electric — 4.1%
148,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 136,976
150,000	Calpine Corp., 5.125%, 3/15/28 (144A)	143,962
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	90,121
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	54,644
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	153,595
85,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	90,895
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	168,602
30,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	32,021
205,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	214,692
	Total Electric	$1,085,508
	Electrical Components & Equipments — 0.6%
80,000	WESCO Distribution, Inc., 6.625%, 3/15/32 (144A)	$ 81,295
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	90,058
	Total Electrical Components & Equipments	$171,353
	Entertainment — 2.2%
200,000	Banijay Entertainment SASU, 8.125%, 5/1/29 (144A)	$ 206,278
55,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	55,484
100,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	100,737
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	102,657
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	25,998
89,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	86,040
	Total Entertainment	$577,194
	Environmental Control — 0.9%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 50,692
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	182,412
	Total Environmental Control	$233,104
	Food — 1.0%
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 25,818
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	46,384
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	194,597
	Total Food	$266,799
	Forest Products & Paper — 0.6%
173,000	Mercer International, Inc., 5.125%, 2/1/29	$ 152,062
	Total Forest Products & Paper	$152,062
	Healthcare-Services — 3.2%
165,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 135,952
260,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	188,524
150,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	149,206
22,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	22,030
139,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	139,256
218,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	209,886
	Total Healthcare-Services	$844,854
	Home Builders — 0.7%
89,000	KB Home, 4.00%, 6/15/31	$ 78,892
125,000	M/I Homes, Inc., 3.95%, 2/15/30	112,384
	Total Home Builders	$191,276

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Home Furnishings — 0.5%
144,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 130,681
	Total Home Furnishings	$130,681
	Iron & Steel — 1.9%
195,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 197,574
119,000	Commercial Metals Co., 4.375%, 3/15/32	107,223
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	196,239
	Total Iron & Steel	$501,036
	Leisure Time — 3.8%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 192,408
30,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	32,726
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	138,201
135,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	140,167
90,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	95,237
130,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	128,493
136,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	133,432
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	69,030
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	77,854
	Total Leisure Time	$1,007,548
	Lodging — 1.6%
142,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 132,430
85,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	85,343
120,000(e)	MGM Resorts International, 6.50%, 4/15/32	119,603
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,630
	Total Lodging	$428,006
	Machinery-Diversified — 0.1%
35,000(e)	Esab Corp., 6.25%, 4/15/29 (144A)	$ 35,164
	Total Machinery-Diversified	$35,164
	Media — 3.8%
744,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 581,154
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	34,324
200,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	134,810
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	103,232
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	166,366
	Total Media	$1,019,886
	Mining — 3.1%
154,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 145,497
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	224,925
171,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	164,272
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	301,345
	Total Mining	$836,039
	Miscellaneous Manufacturing — 0.5%
124,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 127,337
	Total Miscellaneous Manufacturing	$127,337

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Oil & Gas — 8.7%
268,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 271,092
140,000(e)	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	141,429
170,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	177,512
200,000	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	208,000
70,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	73,545
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	105,271
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	48,320
100,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	107,006
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	48,955
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	49,310
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	197,457
19,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	19,000
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	212,037
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	33,937
200,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	193,206
67,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	70,381
25,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	26,018
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	190,185
124,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	127,910
	Total Oil & Gas	$2,300,571
	Oil & Gas Services — 0.8%
120,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 123,296
100,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	101,246
	Total Oil & Gas Services	$224,542
	Packaging & Containers — 3.1%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 277,304
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	202,553
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	56,018
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	100,786
65,000	Sealed Air Corp., 7.25%, 2/15/31 (144A)	67,580
118,000	TriMas Corp., 4.125%, 4/15/29 (144A)	106,871
	Total Packaging & Containers	$811,112
	Pharmaceuticals — 3.6%
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 249,431
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	193,540
198,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	165,330
102,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	66,867
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	293,099
136,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$968,267
	Pipelines — 4.9%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 137,987
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	257,304
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	112,182
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,909
80,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	82,306
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	33,032

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	$ 103,280
74,000	EQM Midstream Partners LP, 4.75%, 1/15/31 (144A)	68,817
88,000	EQM Midstream Partners LP, 7.50%, 6/1/30 (144A)	94,067
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	104,675
130,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	131,811
20,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	20,404
110,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	113,440
40,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	43,114
	Total Pipelines	$1,307,328
	REITs — 2.3%
195,000	Iron Mountain, Inc. , 7.00%, 2/15/29 (144A)	$ 198,716
200,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	137,324
30,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	30,239
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	74,561
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	108,504
60,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	62,204
	Total REITs	$611,548
	Retail — 4.5%
169,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 155,957
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	61,290
150,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	136,051
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	121,184
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	115,628
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	29,607
177,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	163,706
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	248,166
35,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	36,615
135,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	130,854
	Total Retail	$1,199,058
	Semiconductors — 0.1%
40,000	ON Semiconductor Corp., 0.50%, 3/1/29	$ 39,360
	Total Semiconductors	$39,360
	Software — 0.5%
150,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 137,193
	Total Software	$137,193
	Telecommunications — 1.3%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 175,769
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	171,230
	Total Telecommunications	$346,999
	Transportation — 2.1%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 203,462
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	357,527
	Total Transportation	$560,989
	Total Corporate Bonds (Cost $23,858,945)	$23,196,647

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
80(f)(g)	Option Care Health, Inc., 7/27/25	$ 283
80(f)(g)	Option Care Health, Inc., 12/31/25	194
	Total Health Care Providers & Services	$477
	Trading Companies & Distributors — 0.0%†
GBP6,300(g)(h)	Avation Plc, 1/1/59	$ 1,193
	Total Trading Companies & Distributors	$1,193
	Total Rights/Warrants (Cost $—)	$1,670

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
25,723(g)(i)+	Lorenz Re 2019, 6/30/24	$ 239
	Total Reinsurance Sidecars	$239
	Total Insurance-Linked Securities (Cost $4,216)	$239

Shares
	SHORT TERM INVESTMENTS — 4.7% of Net Assets
	Open-End Fund — 4.7%
1,244,538(j)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 1,244,538
		$1,244,538
	TOTAL SHORT TERM INVESTMENTS (Cost $1,244,538)	$1,244,538
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.6% (Cost $26,430,343)	$25,702,730
		Net Realized Gain (Loss) for the period ended 3/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/24	Capital Gain Distributions for the period ended 3/31/24	Dividend Income for the period ended 3/31/24	Value
	Affiliated Issuer — 2.4%
	Closed-End Fund — 2.4% of Net Assets
71,108(k)	Pioneer ILS Interval Fund	—	$26,310	$—	$—	$ 631,443
	Total Investments in Affiliated Issuer — 2.4% (Cost $727,950)					$631,443
	OTHER ASSETS AND LIABILITIES — 1.0%					$259,475
	net assets — 100.0%					$26,593,648

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/24 (unaudited) (continued)
bps	Basis Points.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $21,328,990, or 80.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(g)	Non-income producing security.
(h)	Avation Plc warrants are exercisable into 6,300 shares.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,216	$ 239
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
1,445,400	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(47,322)	$(62,011)	$(109,333)
750,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(54,233)	(1,078)	(55,311)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(101,555)	$(63,089)	$(164,644)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP — Great British Pound
EUR — Euro
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

The following is a summary of the inputs used as of March 31, 2024 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$414,532	$—	$414,532
Common Stock	—	93,717	—	93,717
Commercial Mortgage-Backed Security	—	99,336	—	99,336
Convertible Corporate Bonds	—	652,051	—	652,051
Corporate Bonds
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	23,196,647	—	23,196,647
Rights/Warrants
Health Care Providers & Services	—	477	—	477
Trading Companies & Distributors	1,193	—	—	1,193
Insurance-Linked Securities
Reinsurance Sidecars	—	—	239	239
Open-End Fund	1,244,538	—	—	1,244,538
Affiliated Closed-End Fund	631,443	—	—	631,443
Total Investments in Securities	$1,877,174	$24,456,760	$239	$26,334,173
Other Financial Instruments
Centrally cleared swap contracts^	$—	$(63,089)	$—	$(63,089)
Total Other Financial Instruments	$—	$(63,089)	$—	$(63,089)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended March 31, 2024, a security valued at $108,197 was transferred from Level 3 to Level 2, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.